Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Entity Registrant Name	FRANKLIN ELECTRIC CO., INC.
Entity Central Index Key	0000038725
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Current Fiscal Year End Date	--12-31